Mine Site Care and Maintenance (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Schedule of mine site care and maintenance expenses [Line Items]
Repairs and maintenance expense		$ 2,603	$ 1,888
Depreciation [Member]
Schedule of mine site care and maintenance expenses [Line Items]
Repairs and maintenance expense		1,292	1,531
Salaries And Contractors [Member]
Schedule of mine site care and maintenance expenses [Line Items]
Repairs and maintenance expense	[1]	913	357
Materials and Equipment [Member]
Schedule of mine site care and maintenance expenses [Line Items]
Repairs and maintenance expense	[1]	346	0
Other expenses [Member]
Schedule of mine site care and maintenance expenses [Line Items]
Repairs and maintenance expense	[1]	$ 52	$ 0

[1]	Included in mine site care and maintenance costs are refurbishment and mill maintenance costs.